Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2011
Statement of Cash Flows [Abstract]
Noncash transaction exchange of real estate		$ 4,941
Noncash transaction deferred tax liability		1,792
Noncash transaction permanent tax benefit	0	2,126
Noncash transaction receivable		303
Noncash transaction deferred tax benefit		1,823
Noncash transaction deferred gains and post sale obligations	$ 334